Statement of Additional Information

                                     For the

                              Scudder Horizon Plan

                  A Flexible Premium Variable Deferred Annuity

                                 Issued through

                      Intramerica Variable Annuity Account

                                   offered by

                       Intramerica Life Insurance Company
                    (A New York Stock Life Insurance Company)
                             Customer Service Center
                               8301 Maryland Ave.
                               St. Louis, MO 63105
                                 1-800-833-0194

     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Scudder Horizon Plan, a flexible premium variable deferred annuity (the "Contract") offered by Intramerica Life Insurance Company.

You may obtain a copy of the Prospectus dated May 1, 1999, by calling (800) 225-2470 or writing to:

                   Scudder Insurance Agency of New York, Inc.,
                                345 Park Avenue,
                            New York, New York 10154.

     Terms used in the current Prospectus for the Contract are incorporated in this Statement.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract.

                Dated May 1, 1999, as supplemented July 1, 1999

                                Table of Contents

State Regulation of Intramerica...........................................1
Certain Federal Income Tax Consequences of................................1
Safekeeping of the Variable Account's Assets..............................1
Purchase and Services Agreements..........................................1
Calculation of Yields and Total Returns...................................1
   Money Market Subaccount Yields.........................................1
   Other Subaccount Yields................................................1
   Total Returns..........................................................1
   Effect of the Records Maintenance Charge on Performance Data...........1
Other Performance Data....................................................1
   Cumulative Total Returns...............................................1
   Adjusted Historic Portfolio Performance................................1
   Comparison of Performance and Expense Information......................1
Legal Matters.............................................................1
Independent Accountants...................................................1
Financial Statements......................................................1

         In order to supplement the description in the Prospectus, this document provides additional information about Intramerica and the Contract that may be of interest to you.

                         State Regulation of Intramerica

     We are a stock life insurance company organized under the laws of the State of New York on March 24, 1966. We are subject to regulation by the State of New York Insurance Department. We file quarterly statements covering the operations and reporting on the financial condition of Intramerica with the New York Superintendent of Insurance. Periodically, the Superintendent examines the financial condition of Intramerica, including the liabilities and reserves of the Variable Account and any other separate account of which we are the depositor.

     Intramerica is an indirect wholly-owned subsidiary of Charter National Life Insurance Company ("Charter"), a Missouri stock life insurance company. Charter is engaged principally in the offering of insurance products on a direct marketing basis in 49 states, the District of Columbia and Puerto Rico. Charter is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate").

     The Variable Account was originally established by First Charter Life Insurance Company ("First Charter"), a subsidiary of Charter, on June 8, 1988. At that time, First Charter's corporate name was "Baldwin Life Insurance Company" and the Variable Account was named "Baldwin Variable Annuity Account." These names were changed to "First Charter Life Insurance Company" and "First Charter Variable Annuity Account" respectively, in October, 1988. On November 1, 1992, First Charter was merged with and into Intramerica. Pursuant to the merger, Intramerica acquired the Variable Account which was then renamed "Intramerica Variable Annuity Account."

                   Certain Federal Income Tax Consequences of
                        Certain Exchanges and Surrenders

     Under Section 1035 of the Code, generally no gain or loss is recognized on a qualifying exchange of an annuity contract for another annuity contract. A direct exchange of an annuity contract for the Contract qualifies as an exchange under Section 1035 of the Code. There are, however, certain exceptions to this rule. Moreover, although the issue is not free from doubt, certain surrenders under an annuity contract followed by an investment in the Contract also may qualify as exchanges under Section 1035 of the Code. Due to the uncertainty of the rules regarding the determination of whether a transaction qualifies under
Section 1035 of the Code, prospective purchasers are urged to consult their own tax advisers.

         In addition to being nontaxable events, certain exchanges under Section 1035 of the Code also may result in a carry-over of the federal income tax treatment of the old annuity contract to the new annuity contract. Due to the complexity of the rules regarding the proper treatment of an exchange qualifying under Section 1035 of the Code prospective purchasers are urged to consult their own tax advisers.

                  Safekeeping of the Variable Account's Assets

     We hold the assets of the Variable Account. The assets are kept segregated and held separate and apart from Intramerica's general funds. We maintain records of all purchases and redemptions of the shares of each Portfolio. A blanket fidelity bond in the amount of $10,000,000 covers all of the officers and employees of Intramerica.

                        Purchase and Services Agreements

     On September 2, 1998 Intramerica and Leucadia National Corporation, Intramerica's parent company at that time, entered into a coinsurance agreement ("the Agreement") with Allstate Life Insurance Company of New York ("Allstate-NY") reinsuring 25% of Intramerica's rights, liabilities and obligations with respect to the Variable Account under the Contract. On the same date, Intramerica and Allstate-NY entered into an administrative services agreement ("Services Agreement") under which Allstate-NY, or its designee, has agreed to provide the administrative services in connection with the Contract and the Variable Account on behalf of Intramerica. Included among such services are premium payment processing, all transfer, withdrawal or surrender requests, prepare all records (including records of all purchases and redemption of the shares of each portfolio) and reports relating to the Variable Account and the Contract. As compensation for its services, Allstate-NY retains the charges deducted from Separate Account or Contract Values. Allstate-NY is responsible for payment of all expenses in connection with the Contract and the Separate Account. Allstate-NY's principal address is P.O. Box 9075, Farmingville, New York 11738-9075.

     On July 1, 1999, Allstate announced that it had purchased Intramerica from Leucadia National Corporation ("Leucadia").

     CNL, Inc. ("CNL") is the principal underwriter of the Contract. On September 2, 1998, Leucadia, then the sole owner of all of CNL's stock, sold all of its CNL stock to Allstate. Allstate is now sole owner of CNL.

                     Calculation of Yields and Total Returns

     From time to time, we may disclose yields, total returns and other performance data pertaining to the Contracts for the subaccounts in accordance with the standards deemed by the Securities and Exchange Commission. Because of the charges and deductions imposed under the Contract, the yield for the subaccounts will be lower than the yield for their respective Portfolios. Also, because of differences in Variable Account charges for different variable annuity contracts invested in the Variable Account, the yields, total returns and other performance data for the subaccounts will be different for the Contract than for such other variable annuity contracts. The calculations of yields, total returns and other performance data do not reflect the effect of any premium tax since no premium tax on the Contract is currently payable under New York law.

         The yields and total returns for periods prior to the date the subaccounts commenced operations, when disclosed, are based on the performance of the Scudder Variable Life Investment Fund's Portfolios and the assumption that the subaccounts were in existence for the same periods as the Fund's Portfolios with the level of Contract charges equal to those currently assessed against the subaccounts. The subaccounts and Portfolios commenced operations as indicated:

     Subaccount/Portfolio  Subaccount       Portfolio
     --------------------  ----------       ---------
     Money Market          July, 1990       July, 1985
     Bond                  July, 1990       July, 1985
     Balanced              July, 1990       July, 1985
     Capital Growth        July, 1990       July, 1985
     International         July, 1990       May, 1987
     Growth and Income     May, 1994        May, 1994
     Global Discovery      May, 1996        May, 1996

Money Market Subaccount Yields

     We compute the Current Yield by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of a seven-day period in the value of a hypothetical account having a balance of one unit of the Money Market subaccount at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the Administration Charge and the Mortality and Expense Risk Charge. The Current Yield is calculated according to the following formula:

                    Current Yield = ((NCS - ES) / UV) x (365/ 7)

We may also disclose the Effective Yield of the Money Market subaccount for the same seven-day period determined on a compounded basis. The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES) / UV)) (365/7) - 1

Where, for both formulas:

NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit under a Contract.

ES = Per unit expenses of the subaccount for the Contracts for the seven-day period.

UV   = The unit value for a Contract on the first day of the seven-day period.

     The Current and Effective Yield on amounts held in the Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market subaccount's actual yield is affected by changes in interest rates on money market securities, average maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and its operating expenses.

Other Subaccount Yields

     The 30-Day Yield refers to income generated by the Bond subaccount over a specific 30-day period. Because the yield is annualized, the yield generated during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Portfolio attributable to the subaccount units less subaccount expenses attributable to the Contracts for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, by (iii) compounding that yield for a 6-month period and (iv) multiplying that result by 2. Expenses attributable to the Bond subaccount for the Contracts include the Administration Charge and the Mortality and Expense Risk Charge. The 30-Day Yield is calculated according to the following formula:

     30-Day Yield = 2 x ((((NI -ES) / (U x UV)) + 1)(to the power of 6)- 1)

Where:

NI = Net income of the portfolio for the 30-day period attributable to the Subaccount's units.

ES   = Expenses of the subaccount for the Contracts for the 30-day period.

U = The average daily number of units outstanding attributable to the Contracts.

UV = The unit value for a Contract at the close (highest) of the last day in the 30-day period.

     The 30-Day Yield on amounts held in the Bond subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond subaccount's actual yield is affected by the types and quality of securities held by the Portfolio and its operating expenses.

Total Returns

     We may disclose Standard Average Annual Total Returns ("Total Returns") for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, respectively, the Total Returns for these periods will be provided. Total Returns for other periods of time may, from time to time, also be disclosed. Based on the method of calculation described below, the Total Returns for the subaccounts were as follows:

----------------------- --------------------- -------------------- --------------------- --------------------
                                                                     Ten Year Period
                          One Year Period      Five Year Period     Ending 12/31/98 or       Subaccount
Subaccount                Ending 12/31/98       Ending 12/31/98      Since Inception       Inception Dates
----------------------- --------------------- -------------------- --------------------- --------------------
Money Market*                  4.55%                 4.25%                3.98%                 7/90
----------------------- --------------------- -------------------- --------------------- --------------------
Bond                           5.82%                 5.36%                7.85%                 7/90
----------------------- --------------------- -------------------- --------------------- --------------------
Balanced                       22.32%               15.44%                12.79%                7/90
----------------------- --------------------- -------------------- --------------------- --------------------
Capital Growth                 22.36%               17.65%                16.04%                7/90
----------------------- --------------------- -------------------- --------------------- --------------------
International                  17.66%                9.54%                8.21%                 7/90
----------------------- --------------------- -------------------- --------------------- --------------------
Growth and Income**             6.15%                  N/A                 19.28%                5/94
----------------------- --------------------- -------------------- --------------------- --------------------
Global Discovery***            15.63%                 N/A                 12.06%                5/96
----------------------- --------------------- -------------------- --------------------- --------------------

* The Yield quotations for the Money Market Subaccount quoted above more closely
reflect  the  current   earnings  of  this  subaccount  than  the  total  return
quotations.

** Five- and Ten-Year Average Annual Total Returns are not available for the Growth and Income Subaccount as it began operations on May 1, 1994.

*** Five- and Ten-Year Average Annual Total Returns are not available for the Global Discovery Subaccount as it began operations on May 1, 1996.


     Total Returns represent the average annual compounded rates of return that would equate a single investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which Total Return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication, and will be stated in the communication.

     We will calculate Total Returns using subaccount Unit Values which Intramerica calculates on each Valuation Date based on the performance of the subaccount's underlying Portfolio, and the deductions for the Mortality and Expense Risk Charge of 0.40%, the Administration Charge of 0.30% and (for periods prior to January 25, 1991) the Records Maintenance Charge. An average per dollar Records Maintenance Charge attributable to the hypothetical account for the period is used.

     The Total Return is calculated according to the following formula:

                    TR=(ERV / P )(to the power of 1 / N) - 1

Where:

TR = The average annual total return net of subaccount recurring charges for the Contracts.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P    = A hypothetical single payment of $1,000.

N    = The number of years in the period.


Effect of the Records Maintenance Charge on Performance Data

     While the Contract permits us to deduct an annual $40 Records Maintenance Charge at the end of each Contract Year proportionately from each subaccount based on the value of the amounts in the subaccount, we are not deducting the Records Maintenance Charge at this time. For purposes of reflecting the Records Maintenance Charge on performance information prior to January 25, 1991, the $40 annual charge was converted into a per dollar per day charge based on the average Account Value of all Contracts on the last day of the period for which quotations are provided.

     The assumed average Records Maintenance Charge did not, except in rare instances, reflect its actual effect on a particular Contract.

                             Other Performance Data

Cumulative Total Returns

     Based on the method of calculation described below, the Cumulative Total Returns for the subaccounts for the periods ending December 31, 1998, were as follows:


----------------------- --------------------- -------------------- --------------------- --------------------
                                                                     Ten Year Period
                          One Year Period      Five Year Period     Ending 12/31/98 or       Subaccount
Subaccount                Ending 12/31/98       Ending 12/31/98      Since Inception       Inception Dates
----------------------- --------------------- -------------------- --------------------- --------------------
Money Market*                  4.55%                23.16%                39.26%                7/90
----------------------- --------------------- -------------------- --------------------- --------------------
Bond                           5.82%                29.86%                89.84%                7/90
----------------------- --------------------- -------------------- --------------------- --------------------
Balanced                       22.32%               105.06%              177.48%                7/90
----------------------- --------------------- -------------------- --------------------- --------------------
Capital Growth                 22.36%               125.47%              253.08%                7/90
----------------------- --------------------- -------------------- --------------------- --------------------
International                  17.66%               57.77%                95.20%                7/90
----------------------- --------------------- -------------------- --------------------- --------------------
Growth and Income**             6.15%                 N/A                127.88%                5/94
----------------------- --------------------- -------------------- --------------------- --------------------
Global Discovery***            15.63%                 N/A                 35.50%                5/96
----------------------- --------------------- -------------------- --------------------- --------------------

* The Yield quotations for the Money Market Subaccount quoted above more closely
reflect  the  current   earnings  of  this  subaccount  than  the  total  return
quotations.

** Five- and Ten-Year Average Annual Total Returns are not available for the Growth and Income Subaccount as it began operations on May 1, 1994.

*** Five- and Ten-Year Average Annual Total Returns are not available for the Global Discovery Subaccount as it began operations on May 1, 1996.

The Cumulative Total Returns are calculated using the following formula:

                               CTR = (ERV / P) - 1
Where:

CTR = The Cumulative Total Return net of subaccount recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P    = A hypothetical single payment of $1,000.

     All non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.




Adjusted Historic Portfolio Performance

         We may also disclose yield and total return for the Fund's portfolios, including for periods before the date that the Variable Account began operations. For periods prior to the date the Variable Account commenced operations, adjusted historical portfolio performance information will be calculated based on the performance of the underlying portfolios and the assumption that the subaccounts were in existence for the same periods as those of the underlying Funds, with some or all of the charges equal to those currently assessed against the subaccounts.

     In the tables below, average annual total returns for the Portfolios were reduced by all current fees and charges under the Contract, including the Mortality and Expense Risk Charge of 0.40% and an Administrative Expense Charge of 0.30%.

----------------------- --------------------- -------------------- --------------------- --------------------
                                                                   Ten Year Period
                        One Year Period       Five Year Period     Ending 12/31/98 or         Portfolio
                        Ending 12/31/98       Ending 12/31/98      Since Inception            Inception
Portfolio                                                                                       Dates
----------------------- --------------------- -------------------- --------------------- --------------------
Money Market                   4.55%                 4.25%                4.51%                7/16/85
----------------------- --------------------- -------------------- --------------------- --------------------
Bond                           5.82%                 5.36%                7.83%                7/16/85
----------------------- --------------------- -------------------- --------------------- --------------------
Balanced                       22.32%               15.44%                12.89%               7/16/85
----------------------- --------------------- -------------------- --------------------- --------------------
Capital Growth                 22.36%               17.65%                15.98%               7/16/85
----------------------- --------------------- -------------------- --------------------- --------------------
International                  17.66%                9.57%                11.10%               5/1/87
----------------------- --------------------- -------------------- --------------------- --------------------
Growth and Income               6.15%                  N/A                19.28%               5/2/94
----------------------- --------------------- -------------------- --------------------- --------------------
Global Discovery               15.63%                 N/A                 12.06%               5/1/96
----------------------- --------------------- -------------------- --------------------- --------------------


Comparison of Performance and Expense Information

     Expenses and performance information for the Contract and each Subaccount may be compared in advertising, sales literature, and other communications to expenses and performance information of other variable annuity products investing in mutual funds (or investment portfolios of mutual funds) with investment objectives similar to each of the Subaccounts tracked by independent services such as Lipper Analytical Services, Inc. ("Lipper"), Morningstar and the Variable Annuity Research Data Service ("V.A.R.D.S."). Lipper, Morningstar and V.A.R.D.S. monitor and rank the performance and expenses of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. V.A.R.D.S. rankings only compare variable annuity issuers. The performance analyses prepared by Lipper and V.A.R.D.S. each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges or certain expense deductions at the separate account level into consideration. The performance analyses prepared by Morningstar rate subaccount performance relative to its investment class based on total returns. Morningstar deducts front-end loads from total returns and deducts half of the surrender charge, if applicable, for the relevant time period when calculating performance figures. In addition, Morningstar and V.A.R.D.S. prepare risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories defined by the degree of risk inherent in their investment objectives.

     From time to time, we may also compare the performance of each Subaccount to indices that measure stock market performance, such as Standard & Poors 500 Composite ("S & P 500") or the Dow Jones Industrial Average ("Dow"). Unmanaged indices such as these may assume reinvestment of dividends but generally do not reflect deductions for the expenses of operating and managing an investment portfolio.

                                  Legal Matters

     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Federal Securities Laws. All matters of New York law pertaining to the Contracts, including the validity of the Contract and Intramerica's authority to issue the Contract under New York Insurance Law, have been passed upon by John R. Petrowski, General Counsel of Intramerica Life Insurance Company.

                             Independent Accountants

     The financial statements of the Intramerica Variable Annuity Account as of December 31, 1998 and for each of the two years in the period ended December 31, 1998 and the financial statements of Intramerica Life Insurance Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 have been included in this Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.


                              Financial Statements

     The financial statements of Intramerica, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Intramerica to meet its obligation under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.